Shareholder Report, Average Annual Return (Details) 192285_First Sentier Global Listed Infrastructure Fund_Class I_TSR Annual {Class I}	12 Months Ended	60 Months Ended	104 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Class I
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Average Annual Return, Percent	12.95%	8.55%	6.66%
S&P GLOBAL 1200 (TR)_1
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Global 1200 (TR)
Average Annual Return, Percent	23.01%	16.15%	12.97%
FTSE Global Core Infrastructure 50/50 Net Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FTSE Global Core Infrastructure 50/50 Net Index
Average Annual Return, Percent	9.05%	8.52%	6.88%